FINANCIAL INSTRUMENTS AND FAIR VALUE MEASUREMENTS - Disclosure of liquidity risk (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	$ 31,991	$ 27,764
Loans payable	10,494	9,672	$ 8,875
Lease liabilities	1,001	1,094	$ 1,238
Provision for reclamation and rehabilitation	7,397	$ 8,876
Capital expenditure commitments	8,524
Operating leases	784
Total contractual obligations	60,191
Less than 1 year [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	31,991
Loans payable	4,081
Lease liabilities	207
Provision for reclamation and rehabilitation	0
Capital expenditure commitments	8,524
Operating leases	170
Total contractual obligations	44,973
1 to 3 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	5,313
Lease liabilities	278
Provision for reclamation and rehabilitation	163
Capital expenditure commitments	0
Operating leases	220
Total contractual obligations	5,974
4 to 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	1,100
Lease liabilities	269
Provision for reclamation and rehabilitation	3,237
Capital expenditure commitments	0
Operating leases	220
Total contractual obligations	4,826
Over 5 years [Member]
Disclosure of fair value measurement of assets [line items]
Accounts payable and accrued liabilities	0
Loans payable	0
Lease liabilities	247
Provision for reclamation and rehabilitation	3,997
Capital expenditure commitments	0
Operating leases	174
Total contractual obligations	$ 4,418